SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Economic Lives

Depreciation is calculated based on the straight-line method over the Company’s estimated useful lives of the assets, as follows:

Buildings and building improvements, including facility infrastructure 10-25 years
Machinery and equipment, software and hardware 3-15 years.